Intangible assets - Impairment tests (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate (as a percent	22.00%				22.00%
Forecast period	5 years
Goodwill impairment | R$		R$ 0
Decrease in estimated gross margin used in the value-in-use	1.20%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	12.40%	11.20%
Increase in estimated discount rate applied to the cash flow projections	1.20%
Number of CGUs | item	2
Digital Education undergraduate courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 285,826					$ 285,826
Intangible assets with indefinite useful life	$ 499,232					$ 499,232
Net operating revenue growth rate (as a percent)	25.90%				25.90%	22.90%	22.90%
Pre-tax discount rate (as a percent)	11.20%				11.20%	11.40%	11.40%
Long-term growth rate (as a percent	3.80%				3.80%	3.20%	3.20%
Gross margin (as a percent)	68.60%				68.60%	66.20%	66.20%
Digital Education undergraduate courses | Operating licenses for distance learning
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	$ 213,406					$ 213,406
Continuing Education Courses CGU Member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	18,989					18,989
Intangible assets with indefinite useful life	$ 51,304					$ 51,304
Net operating revenue growth rate (as a percent)	10.20%				10.20%	24.40%	24.40%
Pre-tax discount rate (as a percent)	11.20%				11.20%	11.40%	11.40%
Long-term growth rate (as a percent	3.80%				3.80%	3.20%	3.20%
Gross margin (as a percent)	82.50%				82.50%	86.10%	86.10%
Recoverable amount in excess of carrying amount | R$				R$ 294,776			R$ 353,773
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	81.30%	82.50%
Continuing Education Courses CGU Member | Operating licenses for distance learning
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	$ 32,315					$ 32,315
On Campus Undergraduate Courses CGU member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses | R$		R$ 51,022,000	R$ 33,537,000
Distance learning undergraduate courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount in excess of carrying amount | R$					R$ 4,029,332		R$ 3,659,152
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	67.40%	68.60%